Financial Instruments and Risk Management	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Financial Instruments and Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

15.    FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Financial risk management

The Company applies ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	—	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets
Level 2	—	Includes other inputs that are directly or indirectly observable in the marketplace
Level 3	—	Unobservable inputs which are supported by little or no market activity

The Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework. The Company’s financial instruments consist of cash, receivables, restricted deposit, accounts payable and accrued liabilities and notes payable.

The fair value of cash, receivables, accounts payable and accrued liabilities approximate their book values because of the short-term nature of these instruments. It is not practical to estimate the fair value of the Note Payable — Related Party due to its related party nature.

Credit risk

Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its payment obligations. The Company has no material counterparties to its financial instruments with the exception of the financial institutions which hold its cash. The Company manages its credit risk by ensuring that its cash is placed with a major financial institution with strong investment grade ratings by a primary ratings agency. The Company’s receivables consist of goods and services due from customers and tax due from the Canadian government.

Financial instrument risk exposure

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board approves and monitors the risk management processes.

Liquidity risk

The Company’s cash is invested in business accounts which are available on demand. The Company has raised additional capital during the nine months ended September 30, 2023.

Interest rate risk

The Company’s bank account earns interest income at variable rates. The fair value of its portfolio is relatively unaffected by changes in short-term interest rates. A 1% change in interest rates would have no significant impact on profit or loss for the nine month period ended September 30, 2023.

Foreign exchange risk

Foreign currency exchange rate risk is the risk that the fair value of financial instruments or future cash flows will fluctuate because of changes in foreign exchange rates. The Company operates in Canada and the United States.

The Company was exposed to the following foreign currency risk as at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
	($)	($)
Cash	1,148,437	245,858
Accounts payable and accrued liabilities	(87,810)	(93,630)
	1,060,627	152,228

As at September 30, 2023, with other variables unchanged, , a +/- 10% change in the United States dollar to Canadian dollar exchange rate would impact the Company’s net loss by $106,100 (December 31, 2022 — $15,200).

15.    FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Financial risk management

The Company applies ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided for fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	—	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets
Level 2	—	Includes other inputs that are directly or indirectly observable in the marketplace
Level 3	—	Unobservable inputs which are supported by little or no market activity

The Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework. The Company’s financial instruments consist of cash, receivables, restricted deposit, accounts payable and accrued liabilities and notes payable.

The fair value of cash, receivables, accounts payable and accrued liabilities approximate their book values because of the short-term nature of these instruments. It is not practical to estimate the fair value of the Note Payable — Related Party due to its related party nature.

Credit risk

Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its payment obligations. The Company has no material counterparties to its financial instruments with the exception of the financial institutions which hold its cash. The Company manages its credit risk by ensuring that its cash is placed with a major financial institution with strong investment grade ratings by a primary ratings agency. The Company’s receivables consist of goods and services due from customers and tax due from the Canadian government.

Financial instrument risk exposure

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board approves and monitors the risk management processes.

Liquidity risk

The Company’s cash is invested in business accounts which are available on demand. The Company has raised additional capital during the years ended December 31, 2022 and 2021.

Interest rate risk

The Company’s bank account earns interest income at variable rates. The fair value of its portfolio is relatively unaffected by changes in short-term interest rates. A 1% change in interest rates would have no significant impact on profit or loss for the year ended December 31, 2022.

Foreign exchange risk

Foreign currency exchange rate risk is the risk that the fair value of financial instruments or future cash flows will fluctuate because of changes in foreign exchange rates. The Company operates in Canada and the United States.

The Company was exposed to the following foreign currency risk as at December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
	($)	($)
Cash	245,858	162,135
Accounts payable and accrued liabilities	(93,630)	(142,726)
	152,228	19,409

As at December 31, 2022, with other variables unchanged, , a +/- 10% change in the United States dollar to Canadian dollar exchange rate would impact the Company’s net loss by $15,200 (December 31, 2021 – $1,900).